SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

The Group evaluated all events and transactions that occurred after December 31, 2023 up through the date the Group issued the consolidated financial statements. There were no other subsequent events occurred that would require recognition or disclosure in the Group’s consolidated financial statements.